Judgments in Legal Proceedings (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 15, 2021	Aug. 19, 2020	Nov. 11, 2011	Oct. 04, 2011	Feb. 01, 2022	Dec. 31, 2020	Jan. 31, 2015	Dec. 25, 2011	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Oct. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Interest expense													$ 293,162			$ 298,844
Accrued interest outstanding						$ 104,097			$ 98,415				98,415			104,097	$ 92,794
Legal fees													194,747			194,747	194,747
Potential loss						179,445			183,326				183,326			179,445	171,593
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member]
Loss Contingencies [Line Items]
Proceeds from lease payment						130,000
Settlement payment						75,000
Monthly installment, lease						5,000
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member] | Second Payment [Member]
Loss Contingencies [Line Items]
Remaining settlement amount						15,000
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member] | Third Payment [Member]
Loss Contingencies [Line Items]
Remaining settlement amount						10,000
lease settlement agreement [Member] | Prisa [Member]
Loss Contingencies [Line Items]
Proceeds from lease payment						525,000
Settlement payment						250,000
Remaining settlement amount						275,000
Monthly installment, lease	$ 22,917
Liability settlement payment						2,148,502										2,148,502
lease settlement agreement [Member] | DBH Properties [Member]
Loss Contingencies [Line Items]
Proceeds from lease payment		$ 200,000
Settlement payment		80,000
Remaining settlement amount		5,000
Liability settlement payment		$ 2,006,162
lease settlement agreement [Member] | DBH Properties [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Monthly installment, lease					$ 10,000
Master Lease Agreement [Member] | Mr Andre [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Sale of properties															$ 2,041,848
Master Lease Agreement [Member] | Mr Andre [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Sale of properties															$ 1,904,763
Pending Litigation [Member] | Breach of Guaranty of Certain Obligations of Ritz Aviation Llc [Member]
Loss Contingencies [Line Items]
Loss from legal proceedings											$ 82,642	$ 82,642
Interest expense									1,952				3,904
Accrued interest outstanding						57,320			61,224				61,224			57,320	49,468
Loss contingency damages sought							$ 194,181				$ 111,539	$ 111,539
Other expense excluding legal fees						10,586			10,586				10,586			10,586
Breach of Guaranty [Member]
Loss Contingencies [Line Items]
Litigation settlement amount				$ 161,747
Litigation settlement expense			$ 33,000
Accrued interest of litigation settlement								$ 2,369
Loss from legal proceedings								$ 197,116
Interest expense									2,810	$ 2,810			5,590	$ 5,621		7,829	7,829
Accrued interest outstanding						$ 104,097			$ 109,687				$ 109,687			$ 104,097	$ 81,522